Label	Element	Value
FIRST INVESTORS LIFE SERIES GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 3, 2015

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS

DATED MAY 1, 2014

In “The Funds Summary Section” for the Government Fund, under the heading “Principal Risks”, the following risks are added:

High Portfolio Turnover Risk. High portfolio turnover could increase the Fund’s transaction costs and possibly have a negative impact on its performance.

Market Risk. The prices of, and the income generated by, the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, regional or global economic instability, interest rate fluctuations, and those events directly involving the issuers. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

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Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES GOVERNMENT FUND